Other reserve (Tables)	6 Months Ended
Jun. 30, 2024
Other reserve.
Summary of information about other reserve explanatory

		Other comprehensive income reserve
		Cumulative	Re-measurement
	Share	translation	of defined	Other
(Euro thousands)	premium	adjustment	benefit plans	reserves	Total
Balance at December 31, 2023	783,883	2,617	(86)	20,263	806,677
Repurchase of ordinary shares	—	—	—	(9,414)	(9,414)
Employee share-based compensation	—	—	—	827	827
Currency translation differences	—	(2,538)	—	—	(2,538)
Actuarial reserve relating to employee benefit	—	—	45	—	45
Other	—	—	—	(1,607)	(1,607)
Balance at June 30, 2024	783,883	79	(41)	10,069	793,990
Balance at December 31, 2022	743,501	(716)	675	19,501	762,961
Employee share-based compensation	—	—	—	1,971	1,971
Changes in ownership interest in a subsidiary without change of control	—	—	—	(4,672)	(4,672)
Capital contribution from non-controlling interests	—	—	—	2,775	2,775
Currency translation differences	—	6,854	—	—	6,854
Actuarial reserve relating to employee benefit	—	—	9	—	9
Balance at June 30, 2023	743,501	6,138	684	19,575	769,898